PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 29, 2018
PROPERTY AND EQUIPMENT
Summary of property and equipment

Property and equipment consisted of the following at the dates indicated (in thousands):

	December 29,	December 30,
	2018	2017
Production molds, tooling, and equipment	$45,614	$41,188
Furniture, fixtures, and equipment	5,752	5,590
Computers and software	41,209	28,774
Leasehold improvements	29,079	26,154
Property and equipment—gross	121,654	101,706
Accumulated depreciation	(47,557)	(27,923)
Property and equipment—net	$74,097	$73,783